Identifiable Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Identifiable Intangible Assets and Goodwill
Identifiable Intangible Assets and Goodwill
The Company’s customer relationship intangible assets were obtained in connection with previous acquisitions. The multi-period excess earnings method, a variant of the income approach, was utilized to value the customer relationship intangibles.
The components of intangible assets at December 31 are as follows:

	December 31,
	2012			2011
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer relationships	50,400	(44,139)	6,261	50,400	(40,653)	9,747
	50,400	(44,139)	6,261	50,400	(40,653)	9,747

The customer relationship intangibles are amortized on an accelerated method over their useful lives in proportion to the expected benefits to be received. Amortization of intangible assets for the years ended December 31, 2012, 2011 and 2010 amounted to $3,486, $5,306 and $12,431 respectively. During the year ended December 31, 2010, the Company wrote-off its fully amortized customer relationships and trademark intangible assets of $21,412 and $3,000, respectively. During the year ended December 31, 2011, the Company wrote-off its fully amortized trademark intangible assets of $4,400.
Future projected amortization expense for the years ending December 31 is as follows:

2013	$2,194
2014	1,569
2015	1,123
2016	802
2017	573

$6,261